Net finance expense - Narrative (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	May 31, 2017
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000	$ 150,000,000	$ 150,000,000